Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of assumptions used to determine the fair value of virtual share options granted
	December 31, 2017	September 30, 2018
Fair value per ordinary share (RMB)	134.42	148.37
Risk-free interest rate	4.35%	4.35%
Dividend yield	nil	nil
Expected volatility	61.00%	61.00%
Weighted average expected life range (years)	2.92-3.75	2.17-3.75

Schedule of Restricted Shares activity

	Number of shares	Weighted average grant-date fair value
Outstanding, December 31, 2017	-	-
Granted	131,000	134.42
Vested	(131,000)	134.42
Converted from stock appreciation rights	1,349,367	216.43
Forfeited	-	-
Outstanding, December 31, 2018	1,349,367	216.43

Schedule of allocated share-based compensation expenses
	Year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$
Origination and servicing	18,473	-	46,687	6,790
General and administrative	-	35,223	45,104	6,560
Research and development	13,853	5,496	14,780	2,150
Total	32,326	40,719	106,571	15,500